Long-term Debt and Other Borrowing Arrangements (Tables)	12 Months Ended
Oct. 30, 2016
Long-term Debt and Other Borrowing Arrangements
Schedule of long-term debt

	October 30,	October 25,
(in thousands)	2016	2015
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$ 250,000	$ 250,000
Less current maturities	–	–
Total	$ 250,000	$ 250,000

Schedule of interest paid
(in millions)
2016	$ 12.9
2015	13.1
2014	12.7